UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Elias Asset Management
Address:    500 Essjay Rd.  Suite 220
            Williamsville, NY  14221
            --------------------------

Form 13F File Number:    28-04969
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Brace
Title:   Portfolio Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

/S/                                Williamsville, NY             11/13/00
---------------------              -----------------             --------
[Signature]                         [City, State]                 [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- 04969  -  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0
                                                --------------
Form 13F Information Table Entry Total:              90
                                                --------------
Form 13F Information Table Value Total:              $508532
                                                 --------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]




                             Elias Asset Management
                                    FORM 13F
                               September 30, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT & T                         COM              001957109      495    16851 SH       Sole                    16851
Agilent Technologies           COM              00846U101    19327   394928 SH       Sole                   394928
America Online                 COM              02364J104    13576   252575 SH       Sole                   252575
American Express               COM              025816109    15565   256215 SH       Sole                   256215
American International Group   COM              026874107    24931   260542 SH       Sole                   260542
Automatic Data Processing      COM              053015103    17785   265940 SH       Sole                   265940
Bankamerica Corp.              COM              060505104    13860   264623 SH       Sole                   264623
Bristol Myers Squibb           COM              110122108     1097    19200 SH       Sole                    19200
Chase Manhattan Bank           COM              16161A108    12285   265974 SH       Sole                   265974
Cisco Sys Inc.                 COM              17275R102     8949   161976 SH       Sole                   161976
Citigroup                      COM              172967101    25060   463539 SH       Sole                   463539
Clear Channel Communications   COM              184502102    11973   211905 SH       Sole                   211905
Coca-Cola Company              COM              191216100    14614   265107 SH       Sole                   265107
Compaq Computer                COM              204493100      703    25500 SH       Sole                    25500
Dell Computer Corp.            COM              247025109    11616   377000 SH       Sole                   377000
EMC Corp. Mass                 COM              268648102    31472   317503 SH       Sole                   317503
Emerson Electric               COM              291011104    13869   206995 SH       Sole                   206995
Exxon Mobil Corporation        COM              30231G102    16589   186130 SH       Sole                   186130
Fannie Mae                     COM              313586109    16551   231481 SH       Sole                   231481
General Electric               COM              369604103    26730   463363 SH       Sole                   463363
Home Depot Inc.                COM              437076102    13959   263072 SH       Sole                   263072
Intel Corp.                    COM              458140100    15288   367831 SH       Sole                   367831
International Business Machine COM              459200101    12877   114462 SH       Sole                   114462
Lilly, Eli & Co.               COM              532457108    16562   204156 SH       Sole                   204156
Lucent Technologies            COM              549463107      558    18266 SH       Sole                    18266
Merck and Co.                  COM              589331107    21535   289299 SH       Sole                   289299
Microsoft, Inc.                COM              594918104    13198   218830 SH       Sole                   218830
Motorola                       COM              620076109    11466   405871 SH       Sole                   405871
Pfizer                         COM              717081103      307     6833 SH       Sole                     6833
Schering-Plough                COM              806605101      577    12400 SH       Sole                    12400
Sun Microsystems Inc.          COM              866810104      215     1839 SH       Sole                     1839
Texas Instruments              COM              882508104    10917   231345 SH       Sole                   231345
United Technologies            COM              913017109    18448   266403 SH       Sole                   266403
Wal-Mart Stores                COM              931142103    11343   235705 SH       Sole                   235705
Walt Disney Co.                COM              254687106    14935   390446 SH       Sole                   390446
WorldCom Inc.                  COM              98157D106    13043   429404 SH       Sole                   429404
Brandywine Fund                                 10532D107      278 6012.7380SH       Sole                6012.7380
Capital Exchange Fund                           277919205      511 845.1270 SH       Sole                 845.1270
First Mutual Fund                               892880105     2355 123810.1858SH     Sole              123810.1858
America Online                 COM                             212     3950 SH       Sole                     3950
American Express               COM                             537     8843 SH       Sole                     8843
American Home Products         COM                            1138    20120 SH       Sole                    20120
American International Group   COM                             344     3594 SH       Sole                     3594
Amgen                          COM              031162100     3616    51790 SH       Sole                    51790
BP Amoco PLC-Spons ADR         COM              055622104      456     8596 SH       Sole                     8596
BSB Bancorp Inc.               COM              055652101      204     9103 SH       Sole                     9103
Bank of New York               COM              064057102      269     4800 SH       Sole                     4800
Bankamerica Corp.              COM                             208     3962 SH       Sole                     3962
BellSouth Corp                 COM                             226     5612 SH       Sole                     5612
Bestfoods                      COM              08658U101      720     9900 SH       Sole                     9900
Bristol Myers Squibb           COM                            1355    23725 SH       Sole                    23725
Century Business Services      COM              156490104       13    10000 SH       Sole                    10000
Chevron Corp.                  COM              166751107      366     4290 SH       Sole                     4290
Citigroup                      COM                             384     7099 SH       Sole                     7099
Coca-Cola                      COM                             207     3760 SH       Sole                     3760
Colgate - Palmolive            COM              194162103      396     8400 SH       Sole                     8400
Colonial Bancgroup             COM              195493309      124    12000 SH       Sole                    12000
Computer Task Group            COM              205477102      441   141150 SH       Sole                   141150
Corning Inc.                   COM              219350105      802     2700 SH       Sole                     2700
Dell Computer Corp.            COM                             331    10750 SH       Sole                    10750
DuPont E.I.                    COM                             346     8356 SH       Sole                     8356
EMC Corp/Mass                  COM                             634     6400 SH       Sole                     6400
Exxon Mobil Corporation        COM              30231G102     3720    41744 SH       Sole                    41744
Fannie Mae                     COM                             454     6350 SH       Sole                     6350
General Electric               COM              369604103     5994   103900 SH       Sole                   103900
Gillette Inc.                  COM              375766102      932    30184 SH       Sole                    30184
Home Depot                     COM                             314     5925 SH       Sole                     5925
Intel Corp.                    COM                             624    15020 SH       Sole                    15020
International Business Machine COM                             685     6088 SH       Sole                     6088
Jefferson Pilot Corp.          COM              475070108      206     3037 SH       Sole                     3037
Lilly, Eli & Co.               COM                             300     3700 SH       Sole                     3700
Lucent Technologies            COM                             254     8304 SH       Sole                     8304
Merck and Co.                  COM                            1437    19300 SH       Sole                    19300
Microsoft, Inc.                COM              594918104      442     7332 SH       Sole                     7332
Motorola                       COM                             333    11800 SH       Sole                    11800
Pfizer                         COM                             357     7937 SH       Sole                     7937
Rand Capital Corp.             COM              752185108       29    10000 SH       Sole                    10000
SBC Communications             COM                             440     8809 SH       Sole                     8809
Safari Assoc.                  COM              786363101        9    26500 SH       Sole                    26500
Siebel Systems Inc.            COM                             312     2800 SH       Sole                     2800
Smithkline Beecham PLC Adr Rep COM              832378301      220     3200 SH       Sole                     3200
Texaco Corp                    COM              881694103      241     4600 SH       Sole                     4600
Trustco Bank Corp.             COM              898349105      312    25320 SH       Sole                    25320
Union Pacific                  COM              907818108      212     5460 SH       Sole                     5460
United Technologies            COM                             514     7425 SH       Sole                     7425
Verizon Communications         COM              92343V104      228     4710 SH       Sole                     4710
WM Wrigley Jr. Co.             COM              982526105      225     3000 SH       Sole                     3000
Wal-Mart Stores                COM                             205     4250 SH       Sole                     4250
Walgreen and Co.               COM              931422109      303     8000 SH       Sole                     8000
Walt Disney Co.                COM                             481    12570 SH       Sole                    12570
REPORT SUMMARY                 90 DATA RECORDS              508532            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
